CXE-Q3

Quarterly Report
August 31, 2025
MFS®  High Income
Municipal Trust

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 162.6%
Alabama – 3.1%
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.75%, 9/01/2050	$100,000	$105,013
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	105,000	105,219
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	115,000	113,419
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	165,000	144,835
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	165,000	144,435
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	490,000	501,236
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,000,000	1,056,467
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	364,662
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	195,000	196,880
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	730,000	743,690
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	385,000	367,835
		$3,843,691
Alaska – 0.8%
Alaska Municipal Bond Bank Authority, General Obligation Refunding, “2”, 5.25%, 12/01/2045	$170,000	$171,069
Alaska Municipal Bond Bank Authority, General Obligation Refunding, “2”, 5.5%, 12/01/2050	250,000	254,767
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2054	235,000	236,981
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	2,510,000	282,864
		$945,681
Arizona – 5.0%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2049 (n)	$65,000	$57,134
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2054 (n)	90,000	77,741
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	50,000	46,357
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	70,000	63,729
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.5%, 7/01/2038 (n)	55,000	55,129
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.625%, 7/01/2048 (n)	110,000	105,014
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.75%, 7/01/2053 (n)	175,000	167,114
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	25,000	25,078
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	130,000	116,743
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5%, 7/01/2043	185,000	171,532
Arizona Industrial Development Authority, Education Rev. (KIPP NYC Public Charter Schools - Jerome Facility Project), “B”, 4%, 7/01/2051	690,000	557,827
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	245,000	203,122
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	15,000	14,867
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	15,000	14,489
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	30,000	26,196
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	70,000	60,295
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	310,000	251,775
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	100,000	89,218
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	165,000	149,717
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	435,000	416,345
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	280,000	246,523
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	125,000	125,033
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	45,000	45,012
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	205,000	191,516
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	110,000	101,338
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	410,000	410,129

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	$280,000	$271,137
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	195,000	195,038
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	215,000	198,334
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2051 (n)	550,000	355,358
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “B”, 5.75%, 12/15/2057 (n)	315,000	218,827
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	100,000	97,114
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	435,000	322,519
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	455,000	470,095
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	295,000	282,398
		$6,199,793
Arkansas – 0.9%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	$80,000	$79,373
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	10,000	9,134
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	30,000	18,130
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	610,000	200,404
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5.25%, 3/01/2053	740,000	751,531
		$1,058,572
California – 10.0%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	$1,255,000	$297,817
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 4.25%, 7/01/2043 (u)	850,000	768,035
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 4.5%, 7/01/2054 (u)	1,570,000	1,413,267
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,260,000	1,324,772
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	808,993	811,846
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	155,000	185,177
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	110,000	110,055
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	115,000	115,360
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	105,000	103,075
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	150,000	121,501
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	90,000	87,715
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	100,000	86,757
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	100,000	92,064
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	250,000	258,946
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	135,000	109,329
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	460,000	5,175
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	617,680	6
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	35,000	34,453
California Public Finance Authority, Senior Living Rev. (Kendal at Ventura Project), “A”, 10%, 5/15/2028 (n)	370,000	476,536
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2052 (n)	425,000	380,423
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	130,000	127,357
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	150,000	143,820
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	115,000	109,816

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	$260,000	$262,170
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	630,000	611,467
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	465,000	450,804
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	425,000	387,036
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	185,000	175,371
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	105,000	72,424
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 4.5%, 11/01/2052	225,000	216,989
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	180,000	177,681
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	195,000	192,488
River Islands, CA, Public Finance Authority Improvement Area No. 1, Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	375,000	384,210
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, AGM, 5.5%, 5/01/2055	550,000	568,704
San Francisco, CA, City & County Airports Commission, Refunding Rev., “C”, 5.75%, 5/01/2048	890,000	928,250
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	580,000	482,905
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	590,000	252,874
		$12,326,675
Colorado – 4.3%
Broomfield, CO, Midcities Metropolitan District No. 2 Special Rev., AGM, 4%, 12/01/2046	$646,000	$564,221
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	95,000	95,011
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	40,000	40,045
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	50,000	50,107
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	55,000	40,447
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	100,000	65,712
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	110,000	91,470
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	405,000	404,408
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	135,000	111,391
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2055	215,000	205,775
Colorado Health Facilities Authority, Health Care Facilities Rev. (American Baptist Homes of the Midwest Obligated Group), 8%, 8/01/2043	250,000	137,500
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	150,000	129,827
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	140,000	116,613
Denver, CO, City & County Airport System Rev., “C”, ETM, 6.125%, 11/15/2025	675,000	678,741
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	50,000	50,221
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	135,000	133,022
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	100,000	95,339
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	425,000	376,408
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	125,000	125,183
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 12/01/2055	130,000	135,994
Denver, CO, Multi-Family Housing Authority Rev. (FLO Senior Apartment Project), “A”, 4.5%, 7/01/2041	490,000	476,709
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 4.5%, 12/01/2049	115,000	101,829
El Paso County, CO, Pinon Pines Metropolitan District No. 3, General Obligation, Convertible Capital Appreciation, 0% to 12/01/2027, 5.875% to 12/01/2054	500,000	422,774
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.25%, 6/01/2059	195,000	195,652
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	475,000	466,781
		$5,311,180
Connecticut – 1.8%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2044 (n)	$575,000	$527,074
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	150,000	132,328
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	320,000	319,805
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	1,050,000	1,057,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Connecticut – continued
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “A”, 6.5%, 10/01/2055	$135,000	$133,144
		$2,169,888
Delaware – 0.4%
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	$230,000	$220,955
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	115,000	106,844
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2048	110,000	100,696
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	120,000	104,969
		$533,464
District of Columbia – 4.8%
District of Columbia Refunding Rev. (Catholic University of America), “A”, 5.75%, 10/01/2055	$165,000	$169,050
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 2), “A”, 5%, 6/01/2051 (n)	375,000	319,106
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2039 (n)	250,000	239,761
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	145,000	145,016
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	850,000	838,431
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	985,000	883,794
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2044	250,000	262,796
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4.5%, 10/01/2053	495,000	447,583
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2054 (u)	2,515,000	2,580,918
		$5,886,455
Florida – 13.8%
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 5%, 5/01/2036	$130,000	$131,371
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	105,000	105,081
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 6.125%, 10/01/2055	125,000	126,122
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	210,000	165,400
Florida Capital Projects Finance Authority, Educational Facilities Rev. (Imagine School at North Port Project), “A”, 6.75%, 6/15/2065	385,000	377,631
Florida Capital Projects Finance Authority, Student Housing Rev. (PRG-UnionWest Properties LLC Project), “A-1”, 5%, 6/01/2058	120,000	107,431
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	170,000	170,393
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	140,000	123,204
Florida Capital Trust Agency, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6.125%, 6/15/2060	100,000	99,059
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	155,000	144,009
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	610,000	522,514
Florida Capital Trust Authority, Educational Facilities Lease Refunding Rev. (Plato Academy Schools Project), 5.125%, 12/15/2059	580,000	496,093
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 5.375%, 7/01/2065	100,000	91,638
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5.25%, 7/01/2053 (u)	2,515,000	2,388,496
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	100,000	76,341
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	175,000	175,125
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	115,000	102,395
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	100,000	100,291
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	200,000	188,863
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	400,000	348,505
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	295,000	197,505
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	525,000	521,949
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	175,000	160,449
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	100,000	94,655

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	$100,000	$88,572
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	110,000	90,724
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.125%, 6/15/2065	500,000	482,270
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.875%, 11/15/2064 (w)	195,000	196,104
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2048	885,000	899,331
Jacksonville, FL, Coastal Ridge Community Development District, Special Assessment Rev., 6%, 5/01/2055	170,000	167,670
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	115,000	91,341
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	100,000	100,037
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	105,000	97,003
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	165,000	165,397
Lee County, FL, Airport Rev., AGM, 5.25%, 10/01/2054	155,000	156,001
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), 5%, 11/15/2044	100,000	96,415
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), 5%, 11/15/2049	280,000	260,653
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2054	550,000	501,524
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	90,000	90,056
Martin County, FL, Newfield Community Development District, Special Assessment Rev., 5.9%, 5/01/2056	170,000	166,371
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	755,000	611,589
Miami-Dade County, FL, Aviation Rev., “A”, 5.5%, 10/01/2055	480,000	492,393
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	370,000	340,465
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	100,000	100,079
Midtown Miami, FL, Community Development District, Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	100,000	100,002
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	985,000	799,220
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Health Obligated Group), “A”, 5.25%, 10/01/2056	655,000	661,358
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	195,000	108,076
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	320,000	126,461
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	95,000	89,035
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	355,000	276,237
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	290,000	239,731
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	105,000	105,012
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	185,000	168,547
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	120,000	117,555
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	135,000	138,310
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	90,000	89,304
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	70,000	62,755
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	130,000	112,344
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	100,000	74,317
South Miami, FL, Health Facilities Authority, Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2047	605,000	503,885
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	70,000	49,182
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	430,000	427,867
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	165,000	159,474
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	105,000	105,040
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.625%, 1/01/2060	100,000	92,853
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	155,000	150,099
		$16,965,179

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – 2.0%
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	$219,000	$186,935
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	200,000	199,559
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	125,000	120,988
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	225,000	198,045
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	60,000	60,035
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	100,000	100,022
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038	105,000	100,410
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	430,000	458,847
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2043	135,000	134,708
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	420,000	413,572
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	220,000	223,556
Georgia Ports Authority Rev., 4%, 7/01/2052	265,000	226,732
		$2,423,409
Hawaii – 0.6%
Hawaii Airports System Rev., “A”, 5.5%, 7/01/2054	$470,000	$485,847
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	95,000	94,603
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	125,000	102,199
		$682,649
Idaho – 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$70,000	$68,333
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	100,000	98,662
		$166,995
Illinois – 13.5%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024 (d)	$17,506	$17,506
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	665,000	613,533
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	315,000	280,572
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2037	100,000	100,517
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	130,000	123,743
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2046	105,000	98,355
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6%, 4/01/2046	1,225,000	1,236,519
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	305,000	310,430
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	260,000	231,755
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	405,000	414,866
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	100,000	85,164
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	100,000	81,499
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	305,000	260,092
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	735,000	748,730
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	750,000	742,635
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	970,000	1,010,541
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	130,000	127,661
Chicago, IL, General Obligation, “A”, BAM, 6%, 1/01/2046	750,000	794,043
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	970,000	205,518
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	1,650,000	531,503
Chicago, IL, Midway Airport Refunding Rev., “A”, BAM, 5.5%, 1/01/2053	175,000	177,954
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	380,000	381,257
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	310,000	292,825
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	255,000	247,963

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	$140,000	$135,165
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	1,020,000	1,030,772
Cook County, IL, Community College District No. 508, Unlimited Tax General Obligation Dedicated Rev. (City Colleges), BAM, 5%, 12/01/2047	580,000	561,773
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	166,000	163,902
Illinois Finance Authority Rev. (Ascension Health), “C”, 4%, 2/15/2041 (Prerefunded 2/15/2027)	610,000	623,425
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	30,000	30,358
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	30,000	28,853
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	20,000	18,089
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	40,000	35,103
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	30,000	25,475
Illinois Finance Authority Rev. (Lake Forest College), “A”, 5.25%, 10/01/2052	510,000	474,385
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	290,000	239,889
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	455,000	467,043
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	90,000	84,710
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2046	65,000	61,678
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2049	70,000	64,889
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	415,000	337,133
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	120,000	109,135
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	25,000	22,271
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	228,000	228,151
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	165,000	152,066
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	90,000	85,958
State of Illinois, General Obligation, 4.5%, 11/01/2039	160,000	153,274
State of Illinois, General Obligation, 5%, 11/01/2040	485,000	484,983
State of Illinois, General Obligation, “A”, 5.5%, 3/01/2047	1,020,000	1,042,975
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	460,000	445,776
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	460,000	439,147
		$16,661,559
Indiana – 2.7%
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 1/15/2063	$650,000	$700,871
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.375%, 3/01/2055	170,000	161,688
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2044	20,000	15,851
Indiana Finance Authority, Environmental Refunding Rev. (Duke Energy Indiana, Inc. Project), “A-2”, 4.5%, 5/01/2035 (Put Date 6/01/2032)	765,000	774,767
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	430,000	416,866
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 5%, 1/01/2052	890,000	859,995
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.5%, 5/01/2054	145,000	138,337
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	200,000	191,675
Indianapolis, IN, Local Public Improvement Bond Bank Subordinate Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	110,000	112,484
		$3,372,534
Iowa – 0.4%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$60,000	$60,504
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	45,000	44,581
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	85,000	75,665
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	310,000	228,549
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	220,000	30,423
		$439,722

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – 0.9%
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	$55,000	$55,966
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	50,000	50,537
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	65,000	62,895
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	180,000	129,876
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	190,000	187,212
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	210,000	196,990
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	195,000	159,819
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	35,000	33,064
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	255,000	251,198
		$1,127,557
Kentucky – 2.2%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$160,000	$146,546
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	145,000	131,917
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	395,000	306,224
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	100,000	73,977
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	355,000	244,668
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	340,000	228,501
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	225,000	183,187
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	70,000	55,869
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	315,000	316,164
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	160,000	160,526
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	105,000	102,191
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	80,000	79,477
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	135,000	128,534
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	465,000	486,458
		$2,644,239
Louisiana – 3.4%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	$670,000	$508,903
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	165,000	138,885
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	153,440	129,803
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	185,000	153,516
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish GOMESA Project), 5.375%, 11/01/2038 (n)	100,000	101,962
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish GOMESA Project), 5.5%, 11/01/2039 (n)	100,000	101,777
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish GOMESA Project), 4.625%, 11/01/2038 (n)	70,000	69,498
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	240,000	227,666
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	185,000	163,221
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	105,000	105,012
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	420,000	398,442

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	$100,000	$89,388
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	150,000	116,971
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	330,000	227,464
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	145,000	99,946
Louisiana Public Facilities Authority Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	640,000	638,027
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	135,000	128,480
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	790,000	597,136
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2054	145,000	148,454
		$4,144,551
Maine – 0.5%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$100,000	$96,909
Maine Health & Higher Educational Facilities Authority Rev., “A”, AGM, 4.375%, 7/01/2048	555,000	510,965
		$607,874
Maryland – 0.9%
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	$145,000	$126,852
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	110,000	77,344
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	190,000	193,086
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	110,000	111,776
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	315,000	316,276
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	1,145,000	257,404
		$1,082,738
Massachusetts – 1.9%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	$743,496	$8
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	285,000	241,875
Massachusetts Development Finance Agency Rev. (Lasell Village, Inc.), 5.25%, 7/01/2050	100,000	96,437
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	100,000	92,617
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	475,000	424,009
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project), 5.25%, 6/01/2065	110,000	108,716
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	540,000	438,437
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	140,000	88,887
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	455,000	355,276
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	5,000	4,907
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “D”, 5%, 7/01/2054	240,000	218,244
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	260,000	189,597
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	165,000	114,015
		$2,373,025
Michigan – 1.1%
Board of Regents of Eastern Michigan University, General Rev., “A”, 4%, 3/01/2047	$315,000	$262,987
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054	45,000	39,740
Michigan Housing Development Authority, Rental Housing Rev., “A”, 4.75%, 10/01/2059	850,000	794,230
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	110,000	108,236
Wayne County, MI, Airport Authority Rev., “B”, 5.75%, 12/01/2050	100,000	105,268
		$1,310,461
Minnesota – 1.2%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	$75,000	$66,332
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	180,000	144,726
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	130,000	117,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Minnesota – continued
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	$200,000	$200,060
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	150,000	129,793
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	155,000	152,912
Minnesota Higher Education Facilities Authority Rev. (St. Catherine University), 5%, 10/01/2043	600,000	560,471
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	100,000	90,096
		$1,461,693
Mississippi – 0.3%
Mississippi Development Bank Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	$155,000	$150,352
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	100,000	90,182
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	135,000	127,090
		$367,624
Missouri – 3.4%
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058 (u)	$1,970,000	$2,006,228
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	600,000	578,000
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	100,000	96,373
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	280,000	257,950
St. Louis County, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	600,000	549,633
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	230,000	198,376
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	45,000	45,009
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	35,000	33,920
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	80,000	67,383
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	40,000	38,194
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	125,000	112,371
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	255,000	213,680
		$4,197,117
Montana – 0.2%
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “A”, 6%, 5/15/2060	$265,000	$256,891
Nevada – 0.4%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	$195,000	$178,609
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	115,000	101,015
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	210,000	183,830
		$463,454
New Hampshire – 2.9%
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	$685,000	$685,554
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	165,000	168,128
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	608,105	590,116
National Finance Authority, NH, Municipal Certificates, “2-A”, 4%, 10/20/2036	343,967	324,689
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	375,000	336,038
National Finance Authority, NH, Special Rev. (Chambers Creek Project, Montgomery County, TX, Municipal Utility Districts), Capital Appreciation, 0%, 12/15/2032	600,000	374,811
National Finance Authority, NH, Special Rev. (Mill Creek Project, Montgomery County, Texas), 5.95%, 12/01/2031	292,000	292,730
National Finance Authority, NH, Special Rev. (River Ranch Project, Liberty County, TX), Capital Appreciation, 0%, 12/01/2031	390,000	269,246
National Finance Authority, NH, Special Rev. (The Wildflower Project, Denton County, Texas Municipal Utility Districts), Capital Appreciation, 0%, 12/15/2033	472,000	287,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
New Hampshire National Finance Authority Municipal Certificates, “A-2”, 4.216%, 11/20/2042	$307,585	$274,950
		$3,603,720
New Jersey – 3.8%
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	$175,000	$178,194
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	55,000	55,119
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	315,000	315,151
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	160,000	160,284
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	725,000	730,077
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	100,000	100,015
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	125,000	122,825
New Jersey Economic Development Authority, Deck & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.625%, 1/01/2045	250,000	255,108
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	335,000	335,347
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	235,000	236,115
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	710,000	700,771
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	200,000	193,363
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev. (Immediate Delivery), “C-1”, 5.5%, 12/01/2055	100,000	97,123
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5%, 12/01/2053	65,000	58,871
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	40,000	37,777
New Jersey Housing & Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverview Towers Apartments), “B”, GNMA, 5.25%, 12/20/2065	565,399	575,540
New Jersey Transportation Trust Fund Authority, “AA”, 4.25%, 6/15/2044	445,000	404,272
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2060	120,000	104,639
		$4,660,591
New York – 13.1%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$655,000	$636,896
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	135,000	119,113
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.5%, 12/01/2051	100,000	102,126
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5.25%, 12/01/2052	510,000	493,814
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	450,000	423,117
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	95,000	77,097
New York City Water Finance Authority, Water and Sewer System Second General Resolution Rev., “CC-1”, 5.25%, 6/15/2054 (u)	2,515,000	2,593,393
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	290,000	229,287
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	200,000	204,011
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 4%, 3/15/2042	825,000	749,847
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,075,000	1,042,651
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	455,000	465,141
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	280,000	288,436
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	200,000	198,571
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	465,000	449,518
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	915,000	901,536
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	855,000	868,357
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060 (u)	1,215,000	1,173,799

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060 (u)	$1,290,000	$1,269,631
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Terminal Four Project), “A”, 4%, 12/01/2038	75,000	67,673
New York, NY, City Housing Development Corp., Housing Impact (Sustainable Development Bonds), “A”, 4.8%, 2/01/2053	280,000	268,499
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “G”, 4.95%, 11/01/2058	865,000	842,838
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “D1”, 4%, 12/15/2031	100,000	103,496
New York, NY, Mortgage Agency Homeowner Rev., 4.7%, 10/01/2038	235,000	231,442
Niagara, NY, Area Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	335,000	295,694
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	270,000	221,225
Port Authority of NY & NJ (234th Series), 5.5%, 8/01/2052	635,000	651,169
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	40,000	32,096
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	90,000	68,715
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	250,000	187,467
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	135,000	99,961
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	230,000	219,108
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	500,000	447,775
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2048	135,000	143,335
		$16,166,834
North Carolina – 1.5%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	$240,000	$182,587
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	15,000	15,004
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	85,000	85,019
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	55,000	53,485
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	80,000	79,386
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	165,000	161,326
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	115,000	111,752
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	1,210,000	1,190,857
		$1,879,416
North Dakota – 0.1%
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$45,000	$45,058
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	10,000	9,063
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	95,000	84,741
		$138,862
Ohio – 4.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$1,115,000	$900,618
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 4%, 12/01/2034	215,000	215,206
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, 5.5%, 1/01/2050	950,000	971,983
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2042	265,000	251,676
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	360,000	321,024
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	85,000	80,548
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	980,000	933,472
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2057	190,000	167,455
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	60,000	46,679
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	80,000	71,128
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	390,000	378,357
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	160,000	141,062
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	125,000	123,582
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	250,000	250,883
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	560,000	550,896
		$5,404,569

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oklahoma – 2.2%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$135,000	$94,968
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	90,000	73,306
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	10,000	8,907
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	320,000	319,283
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	315,000	303,911
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	265,000	266,345
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	240,000	235,480
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	265,000	248,471
Tulsa County, OK, Industrial Authority, Senior Living Community Refunding Rev. (Montereau, Inc. Project), “A”, 5.25%, 11/15/2045	790,000	752,439
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2035	200,000	220,843
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2040	155,000	167,915
		$2,691,868
Oregon – 1.1%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	$580,000	$410,662
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	260,000	177,266
Oregon Facilities Authority Rev. (Willamette University Projects), “A”, 4%, 10/01/2051	190,000	144,914
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2047	80,000	76,067
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2052	285,000	267,583
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	340,000	263,457
		$1,339,949
Pennsylvania – 15.0%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2055	$670,000	$689,653
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	205,000	198,441
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	185,000	178,486
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	211,000	219,394
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	904,000	809,002
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	452,000	316,045
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	275,000	299,489
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	455,000	375,714
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	510,000	405,792
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	50,000	46,443
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	120,000	96,882
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	100,000	105,689
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	150,000	140,351
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	195,000	170,697
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	200,000	167,258
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	195,000	157,652
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), 5%, 12/01/2055	100,000	90,683
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	1,200,000	703,755
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	130,000	111,996
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	130,000	88,263
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,215,000	1,060,547
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	180,000	172,178
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2044	680,000	254,164
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	315,000	65,343
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	605,000	581,147
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	490,000	508,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	$690,000	$658,097
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2042	750,000	737,395
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	143,000	130,339
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	189,000	184,641
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	340,000	341,490
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 6.25%, 10/01/2054 (u)	4,395,000	4,844,433
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	486,168	517,717
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	317,790	337,880
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5.25%, 10/01/2044	185,000	188,577
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	100,000	100,376
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	170,000	166,713
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	155,000	147,596
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	200,000	197,526
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	100,000	91,820
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	200,000	188,335
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (Prerefunded 12/01/2026) (n)	180,000	185,459
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (Prerefunded 12/01/2026) (n)	260,000	268,676
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	140,000	137,381
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	150,000	137,909
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	215,000	183,287
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	195,000	195,232
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	555,000	448,608
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	20,000	19,691
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	45,000	44,784
		$18,467,216
Puerto Rico – 2.1%
AES Puerto Rico LP, Taxable, 12.5%, 3/04/2026	$2,942	$2,853
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	510,000	443,554
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	70,000	67,510
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	80,000	80,199
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	310,000	312,658
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2027	52,560	37,688
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2028	400,866	287,441
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	53,503
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	80,473
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/2026	155,000	159,630
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,440
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	53,000	50,464
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	976,000	892,532
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	88,000	77,504
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	162,000	50,891
		$2,600,340

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Rhode Island – 0.7%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	$735,000	$690,960
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	60,000	56,655
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2037	175,000	169,457
		$917,072
South Carolina – 4.7%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	$355,000	$349,557
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.25%, 10/01/2043	895,000	833,570
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2044	235,000	226,118
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.75%, 9/01/2055	120,000	117,248
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	50,000	39,939
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.5%, 11/15/2044	100,000	97,805
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	495,000	483,630
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	195,000	174,911
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	150,000	129,681
South Carolina Jobs-Economic Development Authority, Educational Facilities Rev. (Orangeburg High School for Health Professions Project), “A”, 6.625%, 6/15/2060	435,000	420,885
South Carolina Public Service Authority Refunding Rev. (Santee Cooper), “B”, AGM, 5%, 12/01/2054 (u)	2,640,000	2,641,742
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	320,000	315,190
		$5,830,276
Tennessee – 3.3%
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	$65,000	$66,104
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	150,000	153,819
Nashville and Davidson County, TN, Health & Education Facilities, Board of Metropolitan Government, Multi-Family Tax-Exempt Mortgage-Backed (Ben Allen Ridge Apartments Project), “A”, 4.75%, 2/01/2048	401,574	373,487
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	728,979
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,000,000	2,075,776
Tennessee Housing Development Agency, Residential Finance Program Rev., “2A”, 4.7%, 7/01/2053	760,000	722,944
		$4,121,109
Texas – 7.6%
Arlington, TX, Higher Education Finance Corp., Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	$230,000	$176,321
Arlington, TX, Higher Education Finance Corp., Education Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.875%, 6/15/2065 (w)	140,000	137,130
Arlington, TX, Higher Education Finance Corp., Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	50,000	44,419
Austin, TX, Airport System Rev., 5%, 11/15/2052	340,000	329,652
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	455,000	467,582
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	75,000	54,630
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	100,000	72,758
Crowley, TX, Independent School District (Tarrant and Johnson Counties), Texas PSF, 4.25%, 2/01/2053	390,000	346,824
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	155,000	144,936
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	500,000	500,692
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	425,000	366,100
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	285,000	91,221
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5.25%, 7/01/2053	310,000	313,176
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.5%, 7/15/2030	475,000	476,205
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University), 5.25%, 10/01/2054	120,000	108,081
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 6%, 9/15/2054	100,000	100,153
Mission, TX, Economic Development Corp. (Natgasoline Project), 4.625%, 10/01/2031 (n)	225,000	224,571

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	$105,000	$100,431
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029 (n)	25,000	23,902
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	80,000	69,086
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “A”, 6.5%, 10/01/2060	130,000	124,884
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	60,000	53,040
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	50,000	38,845
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	55,000	40,968
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	500,000	450,893
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2060	115,000	102,583
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	465,000	326,299
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	295,000	284,271
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	495,000	396,462
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	100,000	100,125
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	130,000	129,992
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton Museum Way), 5.75%, 12/01/2054	769,856	628,149
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 5.25%, 9/01/2053	740,000	742,203
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2043	305,000	309,710
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	305,000	325,198
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	300,000	298,095
Tomball, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 3.875%, 2/15/2043	905,000	820,694
		$9,320,281
U.S. Virgin Islands – 0.4%
Virgin Islands Public Finance Authority Economic Recovery Fee Rev., Taxable (Frenchman's Reef Hotel Development Project), “B”, 9%, 4/01/2053	$250,000	$244,658
Virgin Islands Public Finance Authority Hotel Occupancy Tax Rev. (Frenchman's Reef Hotel Development Project), “A”, 6%, 4/01/2053 (n)	235,000	232,357
		$477,015
Utah – 1.2%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2043	$495,000	$489,901
Salt Lake County, UT, Copper Rim Infrastructure Financing District, Utah Special Assessment (Copper Rim Assessment Area), 6.125%, 12/01/2054 (w)	100,000	100,047
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	305,000	249,788
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	150,000	130,447
Wakara Ridge, UT, Public Infrastructure District, Special Assessment (Wakara Ridge Assessment Area), 5.625%, 12/01/2054	138,582	136,372
Washington County, UT, Black Desert Public Infrastructure District (Assessment Area No. 1), 5.625%, 12/01/2053	429,600	415,890
		$1,522,445
Vermont – 1.1%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “A-2”, 4.375%, 6/01/2052 (Put Date 6/01/2032)	$100,000	$97,573
Vermont Housing Finance Agency, Multi-Purpose Rev., “A”, GNMA, 6%, 11/01/2053	875,000	955,589
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	210,000	205,824
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	185,000	153,999
		$1,412,985

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – 3.1%
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	$420,000	$408,910
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	130,000	95,926
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.875%, 12/01/2058	150,000	158,370
Norfolk, VA, Economic Development Authority, Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	130,000	112,285
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	145,000	145,220
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	185,000	161,609
Prince William County, VA, Cherry Hill Community Development Authority (Potomac Shores Project), 5.4%, 3/01/2045 (n)	120,000	120,031
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	525,000	565,847
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	215,000	202,462
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	215,000	190,943
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	625,000	527,842
Virginia Small Business Financing Authority Rev. (Pinnacle Living), 5%, 6/01/2052	110,000	96,883
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 5.25%, 7/01/2053	955,000	983,398
		$3,769,726
Washington – 3.3%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$545,000	$509,544
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “A”, 5.25%, 1/01/2038 (n)	160,000	161,951
King County, WA, Housing Authority, Housing Refunding Rev., 5.375%, 7/01/2045	100,000	101,503
Vancouver, WA, Housing Authority, Multi-Family Rev. (Cougar Creek Project), “A”, 4.5%, 10/01/2042	315,000	304,866
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/2033	1,395,000	1,395,624
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	120,000	120,959
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	115,000	115,073
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	240,000	212,526
Washington Housing Finance Commission Municipal Certificates, “1-A”, 4.221%, 3/01/2050	131,413	123,300
Washington Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	2,728,608	106,208
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	175,000	118,989
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	100,000	86,136
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	100,000	100,186
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	130,000	116,468
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	150,000	129,946
Washington Housing Finance Commission Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, 5.75%, 7/01/2060	270,000	262,852
Washington Housing Finance Commission Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2064	140,000	133,969
		$4,100,100
West Virginia – 0.9%
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “A”, 7%, 6/01/2043 (n)	$103,000	$105,151
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	190,000	171,657
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), Convertible Capital Appreciation, “B”, 0% to 6/01/2043, 8% to 6/01/2053 (n)	638,000	130,111
West Virginia Economic Development Authority, Solid Waste Disposal Facility Rev. (Core Natural Resources, Inc. Project), 5.45%, 1/01/2055 (Put Date 3/27/2035)	290,000	295,026
West Virginia Hospital Finance Authority, Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	480,000	426,068
		$1,128,013

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – 9.5%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	$730,000	$357,339
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	315,000	154,194
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	75,000	41,250
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	125,000	68,750
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	70,000	38,500
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	70,000	38,500
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	605,000	493,601
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	45,000	44,272
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2050	115,000	96,582
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	570,000	474,460
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	250,000	197,500
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	355,000	297,141
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	600,000	479,634
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	190,000	190,090
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	210,000	157,297
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (Prerefunded 4/01/1932) (n)	5,000	5,286
Wisconsin Public Finance Authority Rev., Subordinate-Social Certificates, “B-1”, 4%, 12/28/2044 (n)	504,608	386,390
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5.25%, 11/15/2061	130,000	125,596
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	615,000	615,594
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	105,000	102,652
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	95,000	74,211
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2053	175,000	183,116
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5.25%, 6/15/2054	140,000	131,810
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 7%, 7/01/2058 (n)	210,000	210,734
Wisconsin Public Finance Authority, Charter School Rev., Taxable (Foundation Academy Charter School Project), 5%, 7/01/2060	120,000	101,770
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	45,000	44,997
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	70,000	63,167
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	150,000	141,997
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	30,000	30,282
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	250,000	222,169
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 5%, 10/01/2052	765,000	752,935
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	120,000	85,802
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	25,000	25,000
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	95,000	95,048
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	80,000	78,535
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	100,000	89,935
Wisconsin Public Finance Authority, Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	1,285,000	1,074,238
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	455,000	320,815
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	830,000	664,000
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	365,000	370,953
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	160,000	159,953
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	255,000	255,958
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	20,000	15,564
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	500,000	488,464
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	75,000	75,135
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	80,000	76,345
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	245,000	222,535

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	$165,000	$145,828
Wisconsin Public Finance Authority, Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	695,000	507,350
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5.5%, 6/01/2055	100,000	97,002
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5.75%, 6/15/2055	100,000	94,669
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	125,000	88,009
Wisconsin Public Finance Authority, Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	235,000	218,326
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev., Taxable (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	120,000	59,839
		$11,631,119
Total Municipal Bonds		$200,208,176
Other Municipal Bonds – 0.7%
Multi-Family Housing Revenue – 0.7%
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	$523,197	$513,586
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.305%, 7/25/2041 (n)	651,000	57,516
FRETE 2023-ML16 Trust, “A”, 4.632%, 7/25/2038	234,073	240,461
Total Other Municipal Bonds		$811,563
Bonds – 0.2%
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$90,000	$90,746
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	$215,000	$123,799
Total Bonds		$214,545
Escrow Interests (e) – 0.0%
Healthcare Revenue - Long Term Care – 0.0%
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	$135,000	$30,105
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	135,000	30,105
Total Escrow Interests		$60,210
Preferred Stocks – 0.0%
Utilities - Electric Power – 0.0%
AES Guayama Holdings B.V.	8,817	$88
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.33% (v)	1,508,150	$1,508,301

Other Assets, Less Liabilities – (8.5)%		(10,499,027)
Remarketable Variable Rate MuniFund Term Preferred Shares (RVMTP shares), at liquidation value (issued by the fund) – (56.2)%		(69,200,000)
Net assets applicable to common shares – 100.0%		$123,103,856

(a)	Non-income producing security.
(d)	In default.
(e)
Escrow interests represent beneficial interests in liquidation proceedings. The interests cannot be sold and the amount and timing of related future payments, if any, cannot be predicted with certainty.

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,508,301 and
$201,294,582, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,107,621, representing 22.8% of net assets applicable to common shares.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/2017	$457,726	$5,175
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/2019	537,087	6
Total Restricted Securities			$5,181
% of Net assets applicable to common shares			0.0%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Netherlands	$—	$88	$—	$88
Municipal Bonds	—	201,079,949	—	201,079,949
U.S. Corporate Bonds	—	214,545	—	214,545
Investment Companies	1,508,301	—	—	1,508,301
Total	$1,508,301	$201,294,582	$—	$202,802,883
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/24	$22,924
Change in unrealized appreciation or depreciation	(22,836)
Transfers out of level 3	(88)
Balance as of 8/31/25	$—
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,867,200	$19,683,820	$22,042,780	$61	$—	$1,508,301

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$108,835	$—